SHAREHOLDERS” DEFICIT (Details Narrative) - Key Mining Corp [Member] - USD ($)						1 Months Ended	4 Months Ended	5 Months Ended	12 Months Ended
	Jan. 10, 2025	Aug. 26, 2024	Aug. 21, 2023	May 01, 2023	Aug. 23, 2022	Dec. 31, 2025	Dec. 31, 2024	Jan. 10, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2021	Apr. 30, 2025
Class of Stock [Line Items]
Shares authorized						220,000,000			220,000,000
Common stock, shares authorized						200,000,000	200,000,000		200,000,000	200,000,000
Common stock, par value						$ 0.001	$ 0.001		$ 0.001	$ 0.001
Preferred stock, shares authorized						20,000,000	20,000,000		20,000,000	20,000,000
Preferred stock, par value						$ 0.001	$ 0.001		$ 0.001	$ 0.001
Common stock, voting rights									Each holder of Common Stock is entitled to one vote per share for matters submitted to a vote
Common stock and warrants issued for cash									$ 946,560
Common stock issued for cash, shares			2,000,000
Common stock issued for cash			$ 300,000						210,600
Stock options for services, shares												200,000
Stock options for services									50,000			$ 38,569
Warrants outstanding, intrinsic value						$ 0	$ 0		$ 0	$ 0
Stock options granted, shares												5,600,000
Share based compensation												$ 1,308,319
Options granted						5,850,000	5,850,000		5,850,000	5,850,000	5,850,000	5,800,000
Options vested												1,000,000
Options vest												4,800,000
Vesting period												2 years
Options expired											1,000,000
Stock based compensation									$ 50,000
Shares acquisitions				17,500,000	6,000,000						1,050,000
Stock options outstanding, intrinsic value						$ 0	$ 0		0	$ 0
Share-Based Payment Arrangement, Option [Member]
Class of Stock [Line Items]
Stock based compensation									$ 0	0
Private Placement [Member]
Class of Stock [Line Items]
Number of shares sold		10,000,000				10,000,000		12,082,332	1,404,001
Units price per share		$ 0.25				$ 0.15			$ 0.15
Shares sold price								$ 2,653,557	$ 210,600
Warrants description		one-half (1/2) of a five-year warrant (“Placement Warrants
Warrant exercise price		$ 0.45
Officers and directors fees								$ 52,500
Percentage of cash commission paid							13.00%
Cash commission							$ 195,585
Placement fees							25,000
Bank escrow fee							5,000
Payments of fees							$ 225,585
Warrants to puchase common stock, percentage	15.00%
Warrants issued													1,555,500
Officers and Directors [Member]
Class of Stock [Line Items]
Common stock issued to officers and directors fees									$ 52,500	$ 52,500
Common Stock [Member]
Class of Stock [Line Items]
Common stock units issued to officers and directors fees									7,730,000	7,730,332
Common stock issued to officers and directors fees										$ 1,706,997
Common stock and warrants issued for cash, shares									4,352,000
Common stock and warrants issued for cash									$ 4,352
Common stock issued for cash, shares									1,404,001
Common stock issued for cash									$ 1,404
Stock options for services, shares									200,000
Stock options for services									$ 200
Common stock units included in to be issued for mineral interests									2,000,000
Common stock value included in to be issued for mineral interests									$ 300,000
Common Stock [Member] | Private Placement [Member]
Class of Stock [Line Items]
Stock options for services, shares								210,000
Common Stock [Member] | Officers and Directors [Member]
Class of Stock [Line Items]
Common stock units issued to officers and directors fees									210,000	210,000
Series B Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized						0	0		0	0